Stock Option and Incentive Plan - Employee Equity-Based Compensation Pre-Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	$ 44,578	$ 40,340	$ 43,429
Cost of Service [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expense	17,496	18,284	22,641
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expense	3,599	3,805	4,320
Selling, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Allocated share-based compensation expense	$ 23,483	$ 18,251	$ 16,468